Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist of the following:

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
Value added tax (VAT)	€110,774	€630,342
Research and development tax credit	249,892	167,000
Other non-current assets	21,004	207,218
Total	€381,670	€1,004,560